LONG-TERM DEBT AND FINANCING - Senior Secured Credit Facility (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Dec. 31, 2020	Mar. 31, 2020
Borrowings:
Outstanding advances		$ (518,768)	$ (782,003)
Later than three months and not later than six months [member]
Borrowings:
Total commitments		35,000
Later than six months and not later than one year [member]
Borrowings:
Total commitments		35,000
Later than one year and not later than two years
Borrowings:
Total commitments		35,000
September 30, 2022
Borrowings:
Total commitments		35,000
March 31, 2023
Borrowings:
Total commitments		35,000
Senior secured credit facility
Borrowings:
Total commitments	$ 30,000	335,000
Outstanding advances		(232,619)	(236,389)
Letters of credit outstanding		(77,816)	$ (72,500)
Remaining capacity		24,565
Senior secured credit facility | Mandatory commitment reduction | September 30, 2023
Borrowings:
Total commitments		$ 35,000
Senior secured credit facility | Disposition of assets
Borrowings:
Total commitments	$ 500,000